Acquisition of businesses	6 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Acquisition of businesses	Acquisition of businesses
Fair value of assets and liabilities acquired and cash consideration paid in respect of acquisition of subsidiaries in the six months ended 31 December 2024 were as follows:

Acquisitions
$ million
Brands	43
Inventories	3
Other working capital	2
Cash	2
Fair value of assets and liabilities	50
Goodwill arising on acquisition	21
Step acquisition	(26)
Consideration payable	45
Satisfied by:
Cash consideration paid	(25)
Deferred consideration payable	(20)
(45)
Cash consideration paid in respect of the acquisition of businesses in the six months ended 31 December 2024 were as follows:

Consideration
$ million
Acquisitions in the period - subsidiaries
Cash consideration paid	(25)
Cash acquired	2
Prior year acquisitions - subsidiaries
Other consideration	(6)
Investment in associates
Capital injections(1)	(47)
Net cash outflow on acquisition of businesses	(76)
(1) Additional investments in a number of Distill Ventures associates.
On 24 September 2024, Diageo acquired the part of the entire issued share capital of Ritual Beverage Company LLC (owner of
Ritual Zero Proof non-alcoholic spirits brand), that it did not already own. The fair values of assets and liabilities acquired are provisional and will be finalised in the year ending 30 June 2025.